Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 17, 2016
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Jun. 17, 2016
Document Effective Date	Jun. 17, 2016
Prospectus Date	Apr. 29, 2016
SMALL COMPANY GROWTH PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSSGX
SMALL COMPANY GROWTH PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MSSMX